SHARE CAPITAL - Options granted (Details) - Black-Scholes option - Y	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SHARE CAPITAL
Risk free interest rate	2.76%	3.71%
Expected volatility	70.35%	72.69%
Expected life of options in years	2.75	2.75
Estimated forfeiture rate	14.41%	15.05%